Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Summary of Capitalisation and Ratio

As at December 31, 2023 and 2022, these ratios were as follows:

	2023	2022
Long-term debt	$914,830	$1,085,970
Shareholders’ equity	1,575,662	1,230,529
Total capitalization	$2,490,492	$2,316,499
Long-term debt to long-term debt plus equity ratio	0.37	0.47